SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO SPECIALTY FUNDS
For the Wells Fargo Utility and Telecommunications Fund (the “Fund”)

At a meeting held August 13-14, 2019, the Board of Trustees of Wells Fargo Funds Trust approved the addition of Wells Capital Management Incorporated (“Wells Capital Management”) as the new sub-adviser for the Fund, effective on or about October 15, 2019. In connection with this change, all references to Crow Point Partners, LLC and Timothy O’Brien will be deleted and the SAI will be amended as follows, effective on or about October 15, 2019:

In the section entitled “Manager and Other Service Providers - Sub-Advisers” the fee table will be amended to reflect Wells Capital Management’s fee:

Fund	Sub-Adviser	Fee
Utility and Telecommunications Fund	Wells Capital Management	First $100M Next $200M Next $500M Over $800M	0.300% 0.275% 0.250% 0.200%

In the section entitled “Manager and Other Service Providers - Portfolio Managers” the Management and Other Accounts tables will be amended to reflect the addition of Kent Newcomb, CFA and Jack Spudich, CFA , as portfolio managers of the Fund:

Kent Newcomb, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Jack Spudich, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0

Jack Spudich, CFA[1]	Registered Investment Companies
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management[1]
Kent Newcomb, CFA[2]	Utility and Telecommunications Fund	$0
Jack Spudich, CFA[1]	Utility and Telecommunications Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mssrs. Newcomb and Spudich will become portfolio managers of the Fund on or about October 15, 2019. The information presented in this table is as of March 31, 2019, at which time Mssrs. Newcomb and Spudich were not portfolio managers of the Fund.

August 15, 2019